COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14:COMMITMENTS AND CONTINGENT LIABILITIES

Legal Proceedings

The Company and certain of its directors and officers (the “Individual Defendants”) at the time of its initial public offering (“IPO”) were named as defendants in four putative shareholder class action lawsuits filed in the Supreme Court of the State of New York on (1) February 26, 2020, captioned Matt Primozich v. Tufin Software Technologies Ltd., et al., Index No. 651287/2020 (Sup. Ct. N.Y. Cnty.) (“Primozich Action”), (2) May 28, 2020, captioned Allen v. Tufin Software Technologies Ltd., et al., Index No. 652118/2020 (Sup. Ct. N.Y. Cnty.) (“Allen Action”), (3) June 15, 2020, captioned Avi Shmuely v. Tufin Software Technologies Ltd., et al., Index No. 652475/2020 (Sup. Ct. N.Y. Cnty.) (“Shmuely Action”), and (4) July 1, 2020 captioned Michael Roche v. Tufin Software Technologies Ltd., et al., Index No. 652833/2020 (Sup. Ct. N.Y. Cnty.) (“Roche Action”, and with the Primozich Action, Allen Action, and Shmuely Action, the “Tufin State Actions”). In addition to naming the Company and Individual Defendants as defendants, the Roche Action names the underwriters in the IPO as defendants (“IPO Underwriter Defendants”). On November 17, 2020 plaintiffs in the Primozich Action and Allen Action filed amended complaints.

In the Tufin State Actions, the plaintiffs, seeking to represent a class of all purchasers and acquirers of the Company’s ordinary shares issued in connection with the Company’s April IPO, allege that the (1) the defendants made material misstatements or failed to disclose material information in the IPO Offering Documents, thereby allegedly violating Section 11 of the Securities Act and (2) the Individual Defendants were “control persons” of the Company by virtue of their positions, and thereby are allegedly liable under Section 15 of the Securities Act. The Roche Action also asserts a claim under Section 12(a)(2) of the Securities Act alleging that defendants issued, caused to be issued, and/or signed the IPO Offering Documents in connection with issuance of stock to shareholders in the IPO. The plaintiffs have filed various motions to consolidate and appoint a lead plaintiff and lead counsel in the Tufin State Actions, and such motions have been fully briefed since August 4, 2020; however, as of February 6, 2021, an order on the motions had not yet been entered.

Two federal class actions were also filed in the Southern District of New York: (1) the matter captioned Matthew Ellison v. Tufin Software Technologies Ltd. et al., Case No. 1:20-cv-05646 (S.D.N.Y.) was filed on July 21, 2020 and names the Company, the Individual Defendants, the IPO Underwriter Defendants, and certain underwriters in the secondary public offering (“SPO Underwriter Defendants”) as defendants (“Ellison Action”) and (2) the matter captioned Michaelson v. Tufin Software Technologies Ltd. et al., Case No. 1: 20-cv-06290 (S.D.N.Y.) was filed on August 10, 2020 and names Tufin and the Individual Defendants as defendants (“Michaelson Action” and with the Ellison Action, the “Tufin Federal Actions”). The Tufin Federal Actions were brought on behalf of all persons or entities, who purchased stock in the Company’s April 2019 IPO and/or December 2019 secondary public offering (“SPO”), pursuant to and/or traceable to the alleged misleading IPO Offering Documents or SPO Offering Documents, and assert violations of Sections 11 and 12(a)(2) (against all defendants) and Section 15 (against Individual Defendants) of the Securities Act. On October 19, 2020, the New York federal court entered an order consolidating the Tufin Federal Actions under Master File No. 1:20-cv-05646, appointing Mark Henry as lead plaintiff, and approving Henry’s selection of lead counsel. On February 4, 2021, lead plaintiff filed a Consolidated Amended Complaint, which asserts claims for violations of Sections 11 and 15 of the Securities Act of 1933, based on alleged false or misleading statements or omissions in the Registration Statement issued in connection with Tufin’s April IPO. The Consolidated Amended Complaint names Tufin and the Individual Defendants as Defendants. Defendants have 60 days from the filing of the Consolidated Amended Complaint to answer or otherwise respond to the Consolidated Amended Complaint.

The Company is also subject to certain indemnification obligations with respect to the Individual Defendants, IPO Underwriter Defendants, and the SPO Underwriter Defendants, in connection with the Tufin State Actions and Tufin Federal Actions.

Based on information currently available and the current stage of the litigation, the Company is unable to reasonably estimate a possible loss or range of possible losses, if any, with regard to the Tufin State Actions and Tufin Federal Actions; therefore, no estimated liability has been recorded in the Company’s consolidated balance sheets as of December 31, 2020. The Company will continue to evaluate information as it becomes known and will record an estimate for losses at the time or times if and when it is probable that a loss will be incurred and the amount of the loss is reasonably estimable.